Document and Entity Information Document	Jan. 30, 2020
Cover page.
Document Type	8-K
Document Period End Date	Jan. 30, 2020
Entity Registrant Name	MATTHEWS INTERNATIONAL CORP
Entity Central Index Key	0000063296
Amendment Flag	false
Entity Incorporation, State or Country Code	PA
Entity File Number	0-09115
Entity Tax Identification Number	25-0644320
Entity Address, Address Line One	TWO NORTHSHORE CENTER,
Entity Address, City or Town	PITTSBURGH,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15212‑5851
City Area Code	(412)
Local Phone Number	442-8200
Title of 12(b) Security	Class A Common Stock, $1.00 par value
Trading Symbol	MATW
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false